Schedule of key management compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Salaries and other short-term employee benefits	€ 886	€ 677
Other long-term benefits	18	15
Share-based payments (expense of the period)	288	448
Key management compensation	€ 1,192	€ 1,140